Fair Value Hierarchy for Financial Instruments Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	$ 46,010		$ 40,252
Derivative Liabilities	(5,605)		(12,259)
Net assets (liabilities)	40,405		27,993
Netting adjustments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	2,977	[1]	10,627	[1]
Derivative Liabilities	(2,977)	[1]	(10,627)	[1]
Fair Value Measurements Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	43,033		29,625
Derivative Liabilities	(2,628)		(1,632)
Net assets (liabilities)	40,405		27,993
Fair Value Measurements Recurring | Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	18,599		33,956
Derivative Liabilities	(4,425)		(11,012)
Net assets (liabilities)	14,174		22,944
Fair Value Measurements Recurring | Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	27,411		6,296
Derivative Liabilities	(1,180)		(1,247)
Net assets (liabilities)	26,231		5,049
Fair Value Measurements Recurring | Netting adjustments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	(2,977)	[1]	(10,627)	[1]
Derivative Liabilities	$ 2,977	[1]	$ 10,627	[1]

[1]	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty.